SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

A.	As of the date of this report, during 2026, the Company sold approximately 223,850 ADSs under the June 2024 Sales Agreement at an average price of $3.99 per ADS resulting in net proceeds of $866.

B.	During 2026, the Company granted approximately 14,620,000 RSUs (162,444 ADSs) to employees and officers under the 2024 Share Incentive Plan.

C.	On February 26, 2026, the Company adjusted the ratio of its ADSs from 1 ADS representing 30 Ordinary Shares to 1 ADS representing 90 Ordinary Shares. All share and per share data presented in these consolidated financial statements have been retroactively adjusted for presentation purposes to reflect this change, as applicable.

D.	During 2026, investors exercised an aggregate of 604,237 Series A warrants that were issued in connection with the Company and Eye-Net securities purchase agreements with institutional investors for an equity investment in Eye-Ne (see Note 10C). As a result of these exercises, 100% of the previously outstanding Series A warrants were exercised, and no Series A warrants remain outstanding as of the date of issuance of these financial statements.